Note 16 - Tax Expense (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	Jan. 01, 2019 [1]
Statement Line Items [Line Items]
Applicable tax rate		0.00%	0.00%		0.00%
Total average effective tax rate		37.52%
Net deferred tax assets		$ 87	$ 63	[1]		$ 98
Net deferred tax liabilities		4,234	3,129	[1]		$ 23,328
South African operations [member]
Statement Line Items [Line Items]
Net deferred tax assets		87	63		$ 98
Zimbabwean operations [member]
Statement Line Items [Line Items]
Net deferred tax liabilities		$ 4,234	$ 3,129		$ 23,328
Zimbabwean operations [member]
Statement Line Items [Line Items]
Tax rate effect of foreign tax rates		25.75%
Zimbabwean operations [member] | Changes in tax rates or tax laws enacted or announced [member]
Statement Line Items [Line Items]
Tax rate effect of foreign tax rates	24.72%
South African operations [member]
Statement Line Items [Line Items]
Tax rate effect of foreign tax rates		28.00%

[1]	The Group voluntarily changed its disclosure policy for exploration and evaluation assets to be disclosed separately as Exploration and evaluation assets rather than as part of Property, plant and equipment; similarly lease liabilities were classified separately from trade and other payables (refer to note 4(b)(i) and 4(b)(ii)). The new disclosure policies were adopted from December, 2020 and have been applied retrospectively.